Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Summary of property, plant and equipment	Assets within operations for which production is not expected to fluctuate significantly from one year to another or which have a physical life shorter than the related mine are depreciated on a straight line basis as follows.

Type of Property, plant and equipment	Land and buildings		Plant and equipment
	Land	Buildings	Power-generating assets	Other plant and equipment
Depreciation profile	Not depreciated	5 to 50 years	See Power note below on page 189	3 to 50 years
Property, plant and equipment – owned

		2024
	Note	Mining properties and leases(a) US$m	Land and buildings US$m	Plant and equipment US$m	Capital works in progress US$m	Total US$m
Net book value
At 1 January 2024		13,555	8,022	36,345	7,368	65,290
Adjustment on currency translation(b)		(500)	(548)	(2,634)	(396)	(4,078)
Adjustments to capitalised closure costs	14	64	–	–	–	64
Interest capitalised(c)	9	–	–	–	424	424
Additions(d)		350	246	1,226	7,551	9,373
Depreciation for the year(a)		(1,217)	(531)	(3,554)	–	(5,302)
Impairment charges net of reversals(e)		(38)	(39)	(457)	(9)	(543)
Disposals		(1)	(5)	(75)	(17)	(98)
Acquisitions, including fair value adjustment for contributed assets(f)		150	64	429	7	650
Operations divested(g)		–	(2)	(34)	–	(36)
Transfers and other movements(h)		1,833	1,013	3,127	(4,372)	1,601
At 31 December 2024		14,196	8,220	34,373	10,556	67,345
Comprising:
– cost		30,762	14,822	78,295	10,925	134,804
– accumulated depreciation and impairment		(16,566)	(6,602)	(43,922)	(369)	(67,459)
Total		14,196	8,220	34,373	10,556	67,345

Non-current assets pledged as security(i)		5,676	2,257	7,058	3,397	18,388

		2023
	Note	Mining properties and leases(a) US$m	Land and buildings US$m	Plant and equipment US$m	Capital works in progress US$m	Total US$m
Net book value
At 1 January 2023		10,529	6,699	34,407	12,096	63,731
Adjustment on currency translation(b)		14	116	495	54	679
Adjustments to capitalised closure costs	14	(292)	–	–	–	(292)
Interest capitalised(c)	9	–	–	–	275	275
Additions(d)		222	207	1,381	5,110	6,920
Depreciation for the year(a)		(802)	(504)	(3,511)	–	(4,817)
Impairment charges net of reversals(e)		(92)	(58)	(922)	(87)	(1,159)
Disposals		–	(28)	(73)	(27)	(128)
Transfers and other movements(h)		3,976	1,590	4,568	(10,053)	81
At 31 December 2023		13,555	8,022	36,345	7,368	65,290
Comprising
–cost		29,731	14,737	80,993	7,728	133,189
–accumulated depreciation and impairment		(16,176)	(6,715)	(44,648)	(360)	(67,899)
Total		13,555	8,022	36,345	7,368	65,290

Non-current assets pledged as security(i)		5,307	1,477	6,980	3,715	17,479
(a)At 31 December 2024, the net book value of capitalised production phase stripping costs totalled US$2,326 million, with US$1,947 million within “Property, plant and equipment” and a further US$379 million within “Investments in equity accounted units” (2023: total of US$2,505 million, with US$2,069 million in “Property, plant and equipment” and a further US$436 million within “Investments in equity accounted units”). During the year, capitalisation of US$423 million was offset by depreciation of US$580 million, inclusive of amounts recorded within equity accounted units (2023: US$325 million offset by depreciation of US$324 million). Depreciation of deferred stripping costs in respect of subsidiaries of US$411 million (2023: US$216 million;
2022: US$246 million) is included within “Depreciation for the year”.
(b)Adjustment on currency translation represents the impact of exchange differences arising on the translation of the assets of entities with functional currencies other than the US dollar, recognised directly in the currency translation reserve. The adjustment in 2024 arose primarily from the weakening of the Australian and Canadian dollars against the US dollar.
(c)Our average borrowing rate, excluding any project finance, used for capitalisation of interest is 7.20% (2023: 7.50%).
(d)Additions to “Property, plant and equipment” includes US$144 million of spend on carbon abatement (2023: US$94 million).
(e)Refer to note 4 for details.
(f)Primarily relates to the acquisition of the remaining 20.64% interest in New Zealand Aluminium Smelters (NZAS). The transaction has been accounted for as a business combination achieved in stages, with our previous 79.36% interest in the NZAS joint operation deemed to have been disposed of. Refer to note 5 for details.
(g)Relates to our sale of the Lake MacLeod salt and gypsum operations. Refer to note 5 for details.
(h)“Transfers and other movements” includes reclassification between categories. In 2024, this included amounts reclassified from Intangible Assets relating to exploration and evaluation at
Simandou (US$732 million) and Rincon (US$1,013 million) following Board approval of “notice to proceed” in February 2024 and December 2024, respectively.
(i)Excludes assets held under capitalised lease arrangements. Non-current assets pledged as security represent amounts pledged as collateral against US$4,011 million (2023: US$3,994 million) of loans, which are included in note 20.
Schedule of property, plant and equipment, owned and leased assets	Property, plant and equipment - owned and leased assets

	2024 US$m	2023 US$m
Property, plant and equipment – owned	67,345	65,290
Right-of-use assets – leased	1,228	1,178
Net book value	68,573	66,468

Schedule of property, plant and equipment, right-of-use assets	Right-of-use assets – leased

	2024			2023
	Land and buildings US$m	Plant and equipment US$m	Total US$m	Land and buildings US$m	Plant and equipment US$m	Total US$m
Net book value
At 1 January	543	635	1,178	515	488	1,003
Adjustment on currency translation	(37)	(24)	(61)	11	4	15
Additions	150	420	570	96	420	516
Depreciation for the year	(125)	(353)	(478)	(88)	(305)	(393)
Net impairment reversal/(charges)(a)	–	5	5	(1)	(7)	(8)
Disposals	–	–	–	–	(1)	(1)
Transfers and other movements	(7)	21	14	10	36	46
At 31 December	524	704	1,228	543	635	1,178
(a)Refer to note 4 for details.